CHARLENE GRANT

Vice President, Counsel

Law Department

Phone: 949-219-7286

Fax: 949-219-3706

Charlene.Grant@pacificlife.com

March 4, 2016

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:	Registration Statement for MVP VUL Accumulator Flexible Premium Life Insurance Policy (File Number to be Assigned) funded by Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-6. The enclosed relates to a variable life insurance policy, designated as MVP VUL Accumulator (“MVP VUL A”), which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”

The prospectus for MVP VUL A is based on, and is substantially similar to Pacific Select VUL-Accumulation Flexible Premium Variable Life Insurance Policy (“PS VUL-A”), File #333-202248. The Staff previously reviewed the PS VUL-A disclosure in connection with its review of the initial registration statement filed February 24, 2015. In addition, we also made applicable modifications to MVP VUL A based on Staff comments received for PS VUL-A Pre-Effective Amendment No.’s 1 and 2 filed May 13, 2015 and June 12, 2015, respectively.

By copy of this letter, we are sending an electronic copy of the MVP VUL A prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the PS VUL-A prospectus and SAI. The prospectus disclosure included in MVP VUL A differs materially as follows:

1.	The following new optional benefit rider has been added;
a.	Premier LTC Rider

Securities and Exchange Commission

Registration Statement for MVP VUL Accumulator on behalf of Pacific Life

March 4, 2016

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,

/s/CHARLENE GRANT

Charlene Grant